Financial risk management - Disclosure of internal credit exposures explanatory (Detail)	Dec. 31, 2020	Dec. 31, 2019
Credit card | Sub-standard grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	20.73%	20.78%
Credit card | Standard grade [member] | Personal Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	8.02%	9.49%
Credit card | Standard grade [member] | Personal Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	20.72%	20.77%
Credit card | High grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	8.01%	9.48%
Mortgage loans [member] | Sub-standard grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	7.42%	7.39%
Mortgage loans [member] | Standard grade [member] | Personal Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	1.99%	2.18%
Mortgage loans [member] | Standard grade [member] | Personal Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	7.41%	7.38%
Mortgage loans [member] | High grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	1.98%	2.17%
Payroll Loans | Sub-standard grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	5.59%	8.28%
Payroll Loans | Standard grade [member] | Personal Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	2.28%	3.62%
Payroll Loans | Standard grade [member] | Personal Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	5.58%	8.27%
Payroll Loans | High grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	2.27%	3.61%
Consumer | Sub-standard grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	23.78%	19.64%
Consumer | Standard grade [member] | Personal Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	10.05%	8.27%
Consumer | Standard grade [member] | Personal Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	23.77%	19.63%
Consumer | High grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	10.04%	8.26%
Vehicular | Sub-standard grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	12.63%	10.91%
Vehicular | Standard grade [member] | Personal Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	3.96%	3.57%
Vehicular | Standard grade [member] | Personal Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	12.62%	10.90%
Vehicular | High grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	3.95%	3.56%
Segements S1 and S2 | Sub-standard grade [member] | Small Business Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	21.13%	16.12%
Segements S1 and S2 | Standard grade [member] | Small Business Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	8.74%	6.02%
Segements S1 and S2 | Standard grade [member] | Small Business Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	21.12%	16.11%
Segements S1 and S2 | High grade [member] | Small Business Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	8.73%	6.01%
Segements S3 | Sub-standard grade [member] | Small Business Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	17.14%	7.92%
Segements S3 | Standard grade [member] | Small Business Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	6.38%	3.27%
Segements S3 | Standard grade [member] | Small Business Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	17.13%	7.91%
Segements S3 | High grade [member] | Small Business Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	6.37%	3.26%
Corporate | Sub-standard grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	1.67%	4.57%
Corporate | Standard grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	1.67%
Corporate | Standard grade [member] | Commercial Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage		1.81%
Corporate | Standard grade [member] | Commercial Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage		4.56%
Corporate | High grade [member] | Small Business Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	1.67%	1.80%
Institutional | Sub-standard grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.42%	0.50%
Institutional | Standard grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.42%	0.50%
Institutional | High grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.42%	0.50%
Companies | Sub-standard grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	8.62%	5.35%
Companies | Standard grade [member] | Commercial Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	3.10%	2.24%
Companies | Standard grade [member] | Commercial Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	8.61%	5.34%
Companies | High grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	3.09%	2.23%
Real Estate | Sub-standard grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	6.33%	7.12%
Real Estate | Standard grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	6.33%
Real Estate | Standard grade [member] | Commercial Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage		4.47%
Real Estate | Standard grade [member] | Commercial Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage		7.11%
Real Estate | High grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	6.33%	4.46%